VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 98.6%
Brazil: 1.8%
Vale Overseas Ltd.
3.75%, 07/08/30	$50	$50,776
6.25%, 08/10/26	25	28,606
6.88%, 11/21/36	75	95,663
		175,045
Canada: 4.6%
Bank of Nova Scotia 4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	50	52,250
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25	31,593
CI Financial Corp. 4.10%, 06/15/51	40	41,066
Enbridge, Inc.
3.12%, 11/15/29	75	76,725
5.50%, 07/15/77	50	51,066
Spectra Energy Partners LP 4.75%, 03/15/24	25	26,379
Suncor Energy, Inc. 6.50%, 06/15/38	50	65,615
TransCanada PipeLines Ltd. 7.62%, 01/15/39	50	73,435
Transcanada Trust 5.50% (United States Secured Overnight Financing Rate+4.42%), 09/15/79	25	26,344
		444,473
China: 0.5%
Meituan 144A 3.05%, 10/28/30	50	43,862
Denmark: 0.8%
Danske Bank AS 144A 3.88%, 09/12/23	75	77,200
France: 7.3%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	85	78,548
4.62%, 03/13/27	85	91,948
Credit Agricole SA 144A 4.38%, 03/17/25	100	105,824
Societe Generale SA 144A
3.00%, 01/22/30	50	49,554
4.25%, 09/14/23	100	104,032
4.25%, 04/14/25	50	52,218
4.75%, 09/14/28	100	110,880
5.00%, 01/17/24	100	105,084
		698,088
Germany: 0.4%
E.ON International Finance BV 144A 6.65%, 04/30/38	25	34,097
India: 1.0%
Bharti Airtel Ltd. 144A
	Par (000’s)	Value
India (continued)
4.38%, 06/10/25	$50	$52,609
Reliance Industries Ltd. 144A 3.67%, 11/30/27	50	52,508
		105,117
Italy: 2.3%
Enel Finance International NV 144A
3.62%, 05/25/27	150	158,027
6.00%, 10/07/39	50	63,836
		221,863
Luxembourg: 1.5%
DH Europe Finance II Sarl 3.25%, 11/15/39	50	50,472
Gazprom PJSC Via Gaz Capital SA 144A 7.29%, 08/16/37	75	91,989
		142,461
Mexico: 1.0%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	25	26,257
Southern Copper Corp. 6.75%, 04/16/40	50	67,544
		93,801
Netherlands: 2.9%
Deutsche Telekom International Finance BV 144A 2.48%, 09/19/23	25	25,337
Heineken NV 144A 2.75%, 04/01/23	25	25,406
Lukoil Securities BV 144A 3.88%, 05/06/30	50	47,206
Prosus NV 144A
3.06%, 07/13/31	50	46,006
3.68%, 01/21/30	50	48,960
4.99%, 01/19/52	75	73,439
		266,354
Panama: 0.4%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	35	34,883
Saudi Arabia: 0.3%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	25	29,301
Spain: 1.7%
Banco Santander SA 2.75%, 12/03/30	50	47,125
Santander Holdings USA, Inc.
4.40%, 07/13/27	50	53,359
4.50%, 07/17/25	50	53,339
		153,823
Switzerland: 2.9%
Credit Suisse Group AG 144A

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VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Switzerland (continued)
3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	$100	$97,231
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	175	186,344
		283,575
United Kingdom: 6.1%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	200	193,286
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	50	47,728
5.20%, 05/12/26	100	109,580
5.25%, 08/17/45	50	61,097
Ferguson Finance Plc 144A 4.50%, 10/24/28	25	27,583
Standard Chartered Plc 144A 4.30%, 02/19/27	150	156,892
		596,166
United States: 63.1%
7-Eleven, Inc. 144A 0.62%, 02/10/23	25	24,881
Altria Group, Inc.
3.88%, 09/16/46	35	31,381
4.00%, 02/04/61	50	43,818
4.25%, 08/09/42	100	94,715
4.80%, 02/14/29 †	125	137,551
5.95%, 02/14/49	35	40,744
Ares Capital Corp.
3.50%, 02/10/23	50	50,983
3.88%, 01/15/26	50	51,565
AT&T, Inc.
4.12%, 02/17/26	75	80,395
4.30%, 02/15/30	100	110,112
4.35%, 03/01/29	100	109,950
4.45%, 04/01/24	50	52,625
5.25%, 03/01/37	100	118,446
Bayer US Finance II LLC 144A 3.88%, 12/15/23	50	51,682
Becton Dickinson and Co. 3.36%, 06/06/24	75	77,540
Berry Global, Inc. 1.57%, 01/15/26	25	24,141
Berry Global, Inc. 144A 4.88%, 07/15/26	25	25,621
CDW LLC / CDW Finance Corp. 2.67%, 12/01/26	25	24,769
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/24	25	26,256
4.91%, 07/23/25	125	135,040
5.05%, 03/30/29	125	138,027
5.12%, 07/01/49	20	21,335
	Par (000’s)	Value
United States (continued)
5.38%, 05/01/47	$75	$83,108
6.48%, 10/23/45	50	63,017
CoStar Group, Inc. 144A 2.80%, 07/15/30	25	24,306
Deutsche Bank AG 3.55% (United States Secured Overnight Financing Rate+3.04%), 09/18/31	50	50,633
Enterprise Products Operating LLC 5.95%, 02/01/41	50	63,538
Exelon Corp. 4.05%, 04/15/30	100	108,252
Exelon Generation Co. LLC 3.25%, 06/01/25	50	51,804
Fifth Third Bancorp 8.25%, 03/01/38	35	55,407
FS KKR Capital Corp. 3.40%, 01/15/26	25	24,934
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	125	142,721
General Electric Co.
5.88%, 01/14/38	25	32,056
6.75%, 03/15/32	77	101,208
GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	50	54,079
HCA, Inc.
4.12%, 06/15/29	75	79,992
5.00%, 03/15/24	100	106,010
5.12%, 06/15/39	50	57,909
5.25%, 06/15/26	50	54,739
5.50%, 06/15/47	50	60,507
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75	99,027
L3Harris Technologies, Inc. 4.40%, 06/15/28	25	27,510
Lowe’s Cos, Inc. 4.00%, 04/15/25	25	26,546
McDonald’s Corp.
2.62%, 09/01/29	35	35,061
3.60%, 07/01/30	50	53,641
4.20%, 04/01/50	35	39,304
4.45%, 03/01/47	50	57,167
4.45%, 09/01/48	50	57,713
4.88%, 12/09/45	50	59,956
6.30%, 03/01/38	50	68,035
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	50	51,485
Mondelez International, Inc.
1.50%, 05/04/25	25	24,601
2.75%, 04/13/30	25	25,090
Netflix, Inc. 5.88%, 11/15/28	100	116,017
Northrop Grumman Corp.

2

	Par (000’s)	Value
United States (continued)
2.93%, 01/15/25	$50	$51,515
Oracle Corp.
2.50%, 04/01/25	125	126,097
2.88%, 03/25/31	75	72,471
3.60%, 04/01/40	75	69,520
3.80%, 11/15/37	50	48,668
4.00%, 07/15/46	50	47,551
6.50%, 04/15/38	75	95,598
Owl Rock Capital Corp. 3.40%, 07/15/26	50	49,818
Prudential Financial, Inc. 5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48	25	27,304
Raytheon Technologies Corp. 3.95%, 08/16/25	50	53,332
Sherwin-Williams Co.
3.45%, 06/01/27	50	52,664
4.50%, 06/01/47	25	28,960
Southern Co. 3.70%, 04/30/30	25	26,417
Starbucks Corp.
3.80%, 08/15/25	50	53,101
3.85%, 10/01/23	25	25,867
Stellantis NV 5.25%, 04/15/23	50	52,100
Synchrony Financial
3.95%, 12/01/27	50	52,317
4.25%, 08/15/24	50	52,331
Sysco Corp.
3.30%, 07/15/26	25	26,132
5.95%, 04/01/30	75	91,143
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23	65	64,377
2.00%, 10/15/31	50	47,574
2.80%, 10/15/41	25	23,751
4.10%, 08/15/47	50	58,513
Time Warner Cable LLC 7.30%, 07/01/38	100	133,086
Time Warner Entertainment Co. LP
8.38%, 03/15/23	75	80,617
8.38%, 07/15/33	50	69,825
T-Mobile USA, Inc.
3.50%, 04/15/25	150	155,823
3.75%, 04/15/27	155	163,044
3.88%, 04/15/30	60	62,973
Verizon Communications, Inc.
1.45%, 03/20/26	75	73,248
3.38%, 02/15/25	50	52,390
3.50%, 11/01/24	50	52,208
4.02%, 12/03/29 †	50	54,363
4.12%, 03/16/27	100	108,539
4.33%, 09/21/28	100	110,243
4.50%, 08/10/33	25	28,296
Wells Fargo & Co.
4.65%, 11/04/44	50	56,968
5.38%, 11/02/43	75	92,843
	Par (000’s)	Value
United States (continued)
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	$50	$55,704
		6,074,241
Total Corporate Bonds (Cost: $9,889,049)		9,474,350
	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $52,408)
Money Market Fund: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	52,408	52,408
Total Investments: 99.1% (Cost: $9,941,457)		9,526,758
Other assets less liabilities: 0.9%		88,086
NET ASSETS: 100.0%		$9,614,844

3

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

USD	United States Dollar

Footnotes:
(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $180,949.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,275,036, or 23.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.9%	$373,976
Consumer Cyclicals	10.8	1,022,856
Consumer Non-Cyclicals	7.4	698,725
Energy	6.5	616,356
Financials	29.3	2,779,799
Healthcare	7.2	682,594
Industrials	3.1	290,019
Real Estate	0.6	54,079
Technology	26.7	2,531,392
Utilities	4.5	424,554
	100.0%	$9,474,350
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